iShares
®
Morningstar Multi-Asset Income ETF
Schedule of Investments
(unaudited)
October 31, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  12.7%
iShares Preferred and Income Securities ETF
(b)
.... 535,247 $ 15,297,359
a
Domestic Fixed Income  —  40.6%
iShares 1-3 Year Treasury Bond ETF ........... 74,920 6,070,768
iShares 1-5 Year Investment Grade Corporate Bond
ETF ................................ 372,623 18,508,184
iShares iBoxx $ High Yield Corporate Bond ETF
(b)
... 334,273 24,258,192
48,837,144
a
Domestic Real Estate  —  6.2%
iShares Mortgage Real Estate ETF ............. 376,597 7,467,919
a
International Equity  —  19.8%
iShares Emerging Markets Dividend ETF ......... 507,283 11,916,078
iShares International Select Dividend ETF ........ 483,202 11,964,081
23,880,159
a
International Fixed Income  —  20.5%
iShares Floating Rate Bond ETF
(b)
............. 366,827 18,667,826
iShares J.P. Morgan EM Local Currency Bond ETF .. 174,867 6,022,419
24,690,245
a
Total Long-Term Investments — 99.8%
(Cost: $140,892,994) ................................ 120,172,826
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  36.0%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.54%
(a)(c)(d)
...................... 43,120,333 $ 43,137,581
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.33%
(a)(c)
............................ 185,850 185,850
a
Total Short-Term Securities — 36.0%
(Cost: $43,316,479) ................................. 43,323,431
Total Investments — 135.8%
(Cost: $184,209,473) ................................ 163,496,257
Liabilities in Excess of Other Assets — (35.8)% .............. (43,105,678)
Net Assets — 100.0% ................................. $ 120,390,579
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/23
  Shares Held
at 10/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 47,039,503 $ — $ (3,911,240)
(a)
$ 1,309 $ 8,009 $ 43,137,581 43,120,333 $ 152,464
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 263,003 — (77,153)
(a)
— — 185,850 185,850 3,397 —
iShares 1-3 Year
Treasury Bond
ETF ........ — 6,481,458 (392,975) (1,684) (16,031) 6,070,768 74,920 31,814 —
iShares 1-5 Year
Investment Grade
Corporate Bond
ETF ........ 19,703,861 540,219 (1,488,874) (12,859) (234,163) 18,508,184 372,623 165,063 —
iShares Emerging
Markets Dividend
ETF ........ 13,802,602 400,370 (986,958) (226,701) (1,073,235) 11,916,078 507,283 354,290 —
iShares Floating
Rate Bond ETF 19,816,887 339,223 (1,496,488) 8,020 184 18,667,826 366,827 284,939 —
iShares iBoxx $ High
Yield Corporate
Bond ETF .... 26,759,088 489,924 (1,988,258) (253,210) (749,352) 24,258,192 334,273 378,431 —
iShares International
Select Dividend
ETF ........ 8,044,671 5,927,450 (925,075) (59,366) (1,023,599) 11,964,081 483,202 247,703 —

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
Morningstar Multi-Asset Income ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/23
  Shares Held
at 10/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares J.P. Morgan
EM Local
Currency Bond
ETF ........ $ 6,969,761 $ 117,570 $ (497,978) $ (108,588) $ (458,346) $ 6,022,419 174,867 $ — $ —
iShares J.P. Morgan
USD Emerging
Markets Bond
ETF
(c)
....... 6,612,299 6,225 (6,470,398) 69,781 (217,907) — — 26,209 —
iShares Mortgage
Real Estate ETF 14,959,742 155,134 (5,742,002) (1,209,847) (695,108) 7,467,919 376,597 213,024 —
iShares MSCI EAFE
Value ETF
(c)
... 5,348,457 5,040 (5,183,855) 187,429 (357,071) — — — —
iShares Preferred
and Income
Securities ETF . 13,622,847 4,292,971 (1,236,845) (57,425) (1,324,189) 15,297,359 535,247 241,016 —
$ (1,663,141) $ (6,140,808)
$ 163,496,257
$ 2,098,350 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 120,172,826 $ — $ — $ 120,172,826
Short-Term Securities
Money Market Funds ...................................... 43,323,431 — — 43,323,431
$ 163,496,257 $ — $ — $ 163,496,257